Financial assets and liabilities - Summary of Credit Risk (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure to risk		R$ 28,531,175	R$ 17,571,084
Concentration of credit in consumers greater than 10% of sales		0
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to risk		13,642,918	8,472,274
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure to risk		3,669,109	3,115,503
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	[1]	2,033,441	1,814,394
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Exposure to risk		8,140,700	3,824,410
Receivables from related parties [member]
Disclosure of credit risk exposure [line items]
Exposure to risk		929,690	173,341
Dividend receivable [member]
Disclosure of credit risk exposure [line items]
Exposure to risk		80,755	23,252
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk		R$ 34,562	R$ 147,910

[1]	On December 31, 2020, the Company had no concentration of credit in consumers greater than10% of sales, diluting the risk of default.